TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
TAXATION
Earnings before income tax-rate			$ 16,143,941	$ 23,472,162
Income tax expense by applying tax rate in force in the respective countries			(4,121,315)	(1,139,677)
Share of profit of subsidiaries, joint ventures and associates			1,503,115	202,534
Stock options charge			(2,257,743)	(434,439)
Non-deductible expenses			(397,162)	(180,850)
Unrecognized deferred tax				(8,024)
Tax inflation adjustment			8,722,532	5,587,101
Result of inflation effect on monetary items and other finance results			(11,256,022)	(4,367,390)
Other tax benefit				183,917
Others				(351,094)
Income tax expenses	$ 955,832	$ 5,189,627	$ (7,806,595)	$ (507,922)